OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 41,902	$ 17,187	$ 12,528
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 118,337	58,968	$ 40,055
Reduction to original amounts of intangible assets		$ 9,677